Note 15 - Stock-Based Compensation Plans (Detail) - Summary of option activity (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Number of Stock Options Outstanding	2,987,251
Weighted Average Exercise Price (in Dollars per share)	$ 3.97
Weighted Average Remaining Contractual Life (years)	2 years 146 days
Vested or expected to vest at January 31, 2013	2,441,011
Vested or expected to vest at January 31, 2013 (in Dollars per share)	$ 4.32
Vested or expected to vest at January 31, 2013	2 years 146 days
Vested or expected to vest at January 31, 2013 (in Dollars)	$ 12,600
Exercisable at January 31, 2013	2,114,258
Exercisable at January 31, 2013 (in Dollars per share)	$ 4.04
Exercisable at January 31, 2013	2 years
Exercisable at January 31, 2013 (in Dollars)	11,500
Granted	40,000
Granted (in Dollars per share)	$ 8.97
Exercised	(163,050)	(691,000)	(331,000)
Exercised (in Dollars per share)	$ 4.29
Settled for Cash/ Shares	(340,840)
Settled for Cash/ Shares (in Dollars per share)	$ 2.59
Forfeited	(13,200)
Forfeited (in Dollars per share)	$ 5.72
Number of Stock Options Outstanding	2,510,161	2,987,251
Weighted Average Exercise Price (in Dollars per share)	$ 4.35	$ 3.97
Weighted Average Remaining Contractual Life (years)	2 years 146 days
Aggregate Intrinsic Value (in millions) (in Dollars)	$ 12,800